Portfolio of investments—October 31, 2022 (unaudited)

	Shares	Value
Common stocks: 95.69%
Communication services: 8.66%
Entertainment: 0.39%
Netflix Incorporated †	9,754	$ 2,846,998
Interactive media & services: 7.76%
Alphabet Incorporated Class A †	452,520	42,767,665
Alphabet Incorporated Class C †	139,100	13,167,206
Meta Platforms Incorporated Class A †	3,514	327,364
		56,262,235
Wireless telecommunication services: 0.51%
T-Mobile US Incorporated †	24,418	3,700,792
Consumer discretionary: 18.49%
Hotels, restaurants & leisure: 3.27%
Airbnb Incorporated Class A †	33,296	3,559,675
Chipotle Mexican Grill Incorporated †	10,232	15,330,913
Starbucks Corporation	55,558	4,810,767
		23,701,355
Internet & direct marketing retail: 6.68%
Amazon.com Incorporated †	472,633	48,416,525
Specialty retail: 6.42%
O'Reilly Automotive Incorporated †	9,842	8,239,427
The Home Depot Incorporated	25,755	7,626,828
The TJX Companies Incorporated	293,480	21,159,907
Ulta Beauty Incorporated †	22,666	9,505,440
		46,531,602
Textiles, apparel & luxury goods: 2.12%
lululemon athletica Incorporated †	28,841	9,489,843
Nike Incorporated Class B	63,335	5,869,888
		15,359,731
Consumer staples: 2.95%
Beverages: 1.39%
Constellation Brands Incorporated Class A	40,795	10,079,629
Food & staples retailing: 1.30%
Sysco Corporation	109,084	9,442,311
Personal products: 0.26%
The Estee Lauder Companies Incorporated Class A	9,338	1,872,176
Financials: 5.41%
Capital markets: 4.83%
BlackRock Incorporated	8,609	5,560,639
CME Group Incorporated	68,752	11,914,722
Intercontinental Exchange Incorporated	30,239	2,889,941
The Charles Schwab Corporation	184,284	14,681,906
		35,047,208
See accompanying notes to portfolio of investments

Allspring Large Cap Growth Fund  |  1

Portfolio of investments—October 31, 2022 (unaudited)

	Shares	Value
Insurance: 0.58%
Progressive Corporation	32,497	$ 4,172,615
Health care: 16.43%
Biotechnology: 2.97%
Alnylam Pharmaceuticals Incorporated †	31,599	6,549,209
BioMarin Pharmaceutical Incorporated †	20,000	1,732,600
Seagen Incorporated †	5,460	694,294
Vertex Pharmaceuticals Incorporated †	40,282	12,567,984
		21,544,087
Health care equipment & supplies: 7.00%
Abbott Laboratories	45,742	4,525,713
Boston Scientific Corporation †	383,239	16,521,433
Edwards Lifesciences Corporation †	108,138	7,832,435
Intuitive Surgical Incorporated †	37,098	9,143,544
Stryker Corporation	55,331	12,684,078
		50,707,203
Health care providers & services: 2.96%
Cardinal Health Incorporated	24,108	1,829,797
UnitedHealth Group Incorporated	35,346	19,622,332
		21,452,129
Health care technology: 0.67%
Veeva Systems Incorporated Class A †	28,764	4,830,626
Life sciences tools & services: 2.34%
Agilent Technologies Incorporated	86,612	11,982,770
Thermo Fisher Scientific Incorporated	9,703	4,987,051
		16,969,821
Pharmaceuticals: 0.49%
Zoetis Incorporated	23,641	3,564,590
Industrials: 7.55%
Aerospace & defense: 0.25%
TransDigm Group Incorporated	3,127	1,800,402
Air freight & logistics: 1.71%
United Parcel Service Incorporated Class B	73,990	12,413,302
Building products: 0.20%
Johnson Controls International plc	24,785	1,433,564
Commercial services & supplies: 2.01%
Copart Incorporated †	126,828	14,587,757
Electrical equipment: 0.11%
Rockwell Automation Incorporated	3,095	790,154
Machinery: 1.00%
Fortive Corporation	113,293	7,239,423
See accompanying notes to portfolio of investments

2  |  Allspring Large Cap Growth Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Shares	Value
Road & rail: 2.27%
J.B. Hunt Transport Services Incorporated	13,529	$ 2,314,406
Union Pacific Corporation	71,995	14,193,094
		16,507,500
Information technology: 32.68%
Electronic equipment, instruments & components: 0.03%
Mobileye Global Incorporated Class A †	7,371	194,447
IT services: 6.52%
MasterCard Incorporated Class A	80,128	26,296,407
PayPal Holdings Incorporated †	90,257	7,543,680
Visa Incorporated Class A	64,711	13,405,531
		47,245,618
Semiconductors & semiconductor equipment: 3.94%
Enphase Energy Incorporated †	2,314	710,398
Microchip Technology Incorporated	190,750	11,776,905
NVIDIA Corporation	92,354	12,465,019
Qualcomm Incorporated	30,577	3,597,690
		28,550,012
Software: 13.05%
Crowdstrike Holdings Incorporated Class A †	2,176	350,771
Microsoft Corporation	317,211	73,634,189
Oracle Corporation	64,009	4,997,183
Palo Alto Networks Incorporated †	44,778	7,683,457
ServiceNow Incorporated †	18,832	7,923,376
		94,588,976
Technology hardware, storage & peripherals: 9.14%
Apple Incorporated	432,270	66,284,282
Materials: 1.83%
Chemicals: 1.83%
Linde plc	44,623	13,268,649
Real estate: 1.69%
Equity REITs: 0.66%
Equinix Incorporated	674	381,781
SBA Communications Corporation	16,159	4,361,314
		4,743,095
Real estate management & development: 1.03%
CBRE Group Incorporated Class A †	105,654	7,495,095
Total Common stocks (Cost $377,467,572)		693,643,909

See accompanying notes to portfolio of investments

Allspring Large Cap Growth Fund  |  3

Portfolio of investments—October 31, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 3.97%
Investment companies: 3.97%
Allspring Government Money Market Fund Select Class ♠∞		2.94%	28,739,883	$ 28,739,883
Total Short-term investments (Cost $28,739,883)				28,739,883
Total investments in securities (Cost $406,207,455)	99.66%			722,383,792
Other assets and liabilities, net	0.34			2,466,205
Total net assets	100.00%			$724,849,997

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$13,554,667	$68,327,169	$(53,141,953)	$0	$0	$28,739,883	28,739,883	$123,395
See accompanying notes to portfolio of investments

4  |  Allspring Large Cap Growth Fund

Notes to portfolio of investments—October 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$62,810,025	$0	$0	$62,810,025
Consumer discretionary	134,009,213	0	0	134,009,213
Consumer staples	21,394,116	0	0	21,394,116
Financials	39,219,823	0	0	39,219,823
Health care	119,068,456	0	0	119,068,456
Industrials	54,772,102	0	0	54,772,102
Information technology	236,863,335	0	0	236,863,335
Materials	13,268,649	0	0	13,268,649
Real estate	12,238,190	0	0	12,238,190
Short-term investments
Investment companies	28,739,883	0	0	28,739,883
Total assets	$722,383,792	$0	$0	$722,383,792

Allspring Large Cap Growth Fund  |  5

Notes to portfolio of investments—October 31, 2022 (unaudited)

Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended October 31, 2022, the Fund did not have any transfers into/out of Level 3.

6  |  Allspring Large Cap Growth Fund